Segmented Information (Details) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2018	May 31, 2017	Nov. 30, 2017
Revenues	$ 576,967	$ 2,001,512	$ 911,485	$ 3,236,878
Assets	6,668,412		6,668,412		$ 7,396,781
Total property and equipment	3,059,458		3,059,458		3,267,551
Canada [Member]
Revenues	0	0	0	0
Assets	6,668,412		6,668,412		7,396,781
Total property and equipment	3,059,458		3,059,458		$ 3,267,551
United States [Member]
Revenues	$ 576,967	$ 2,001,512	$ 3,236,878	$ 911,485